Convertible Notes Payable	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 12 – CONVERTIBLE NOTES PAYABLE

The Company had no convertible notes payable as of March 31, 2022 or December 31, 2021.

On January 6, 2021, the holder of the Company’s four remaining fixed rate convertible promissory notes with a face value of $1,038,500 – comprised of a $550,000 6% fixed convertible secured promissory note dated July 7, 2016 (the “$550k Note”), a $50,000 10% fixed convertible commitment fee promissory note dated July 7, 2016 (the “$50k Note”), $81,000 of principal remaining on a $111,000 10% fixed convertible secured promissory note dated May 22, 2017 (the “$111k Note”), and a $357,500 10% fixed convertible note dated April 15, 2019 (the “$357.5k Note” and together with the $550k Note, the $50k Note and the $111k Note, the “Remaining Notes”) – agreed to extend the maturity date on the Remaining Notes to January 14, 2021. In exchange for the extension, the Company agreed to extend the expiration date of 3,508,333 existing warrants held by the holder (the “Extended Warrants”) from dates between July 2021 and March 2022 until March 2023. Because the fair value of consideration issued was greater than 10% of the present value of the remaining cash flows under the modified Remaining Notes, the transaction was treated as a debt extinguishment and reissuance of new debt instruments pursuant to the guidance of ASC 470-50. A loss on debt extinguishment was recorded in the amount of $126,502 in the year ended December 31, 2021, equal to the incremental fair value of the Extended Warrants before and after the modification.

On January 14, 2021, the Company and the holder of the Remaining Notes entered into a series of agreements pursuant to which (i) the holder agreed to convert the full face value of $1,038,500 and $317,096 of accrued interest on the Remaining Notes into 13,538,494 shares of common stock pursuant to the original conversion terms of the underlying notes, (ii) the holder agreed to a 180-day leak out provision, whereby, from and after January 14, 2021, it may not sell in shares of the Company’s common stock in excess of 5% of the Company’s daily trading volume for the first 90 days and 10% of the Company’s daily volume for the next 90 days, subject to certain exceptions, (iii) the holder agreed to release all security interests and share reserves related to the Remaining Notes, and (iv) the Company issued to the holder a new five-year warrant to purchase 13,538,494 shares of common stock at an exercise price of $0.30 per share. In connection with the conversion, the Company recognized a loss on debt extinguishment of $5,463,492 in the three months ended March 31, 2021, representing the excess of the fair value of the shares and warrant issued at conversion over the carrying value of the host instrument and accrued interest.

Prior to conversion, the Remaining Notes were carried at fair value and revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The changes in fair value during the three months ended March 31, 2022 and 2021 were $-0- and $19,246, respectively.

Interest expense on convertible notes outstanding during the three months ended March 31, 2022 and 2021 was $-0- and $4,372, respectively.

NOTE 14 – CONVERTIBLE NOTES PAYABLE

Convertible notes payable as of December 31, 2021 and 2020 were comprised of the following:

	December 31,
	2021	2020

$550k Note - July 2016	$—	$719,790
$50k Note - July 2016	—	71,611
$111k Note - May 2017	—	120,659
$357.5k Note - April 2019	—	424,290
	—	1,336,350
Less: unamortized discount	—	—
Convertible notes payable, net of original issue discount and debt discount	$—	$1,336,350

Interest expense and amortization of debt discount recognized on each convertible note outstanding during the years ended December 31, 2021 and 2020 are shown in the following table. There were no unamortized discounts as of December 31, 2021 or 2020 related to convertible notes payable.

	Interest Expense		Amortization of Debt Discount
	Years Ended December 31,		Years Ended December 31,
	2021	2020	2021	2020

$550k Note - July 2016	$2,351	$62,775	$—	$—
$50k Note - July 2016	219	4,986	—	—
$111k Note - May 2017	333	(909)	—	—
$357.5k Note - April 2019	1,469	37,950	—	—
$154k Note - June 2019	—	46	—	1,093
$67.9k Note - July 2019	—	707	—	7,252
$67.9k Note II - July 2019	—	177	—	2,813
$78k Note III - July 2019	—	492	—	6,208
$230k Note - July 2019	—	3,041	—	58,527
$108.9k Note - August 2019	—	2,564	—	21,038
$142.5k Note - October 2019	—	12,882	—	92,663
$103k Note V - October 2019	—	2,653	—	29,143
$108.9k Note II - October 2019	—	3,970	—	33,205
$128.5k Note - October 2019	—	5,149	—	51,705
$103k Note VI - November 2019	—	3,527	—	39,450
$78.8k Note II - December 2019	—	3,344	—	27,111
$131.3k Note - January 2020	—	6,545	—	16,205
$78k Note IV - January 2020	—	3,975	—	14,955
$157.5k Note - March 2020	—	7,681	—	20,044
$157.5k Note II - April 2020	—	6,688	—	21,436
$135k Note - April 2020	—	5,585	—	17,718
$83k Note II - April 2020	—	3,752	—	13,767
$128k Note - April 2020	—	4,945	—	18,097

	$4,372	$182,525	$—	$492,430

Certain of the Company’s convertible notes payable are also carried at fair value and revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The changes in fair value during the years ended December 31, 2021 and 2020 and the fair value as of such instruments as of December 31, 2021 and 2020 were as follows:

	Change in Fair Value of Debt		Fair Value of Debt as of
	Years Ended December 31,		December 31,
	2021	2020	2021	2020

$550k Note - July 2016	$10,344	$171,780	$—	$719,790
$50k Note - July 2016	1,017	14,745	—	71,611
$111k Note - May 2017	1,706	18,812	—	120,659
$357.5k Note - April 2019	6,179	95,562	—	424,290

	$19,246	$300,899	$—	$1,336,350

Extension and Conversion – January 2021

On January 6, 2021, the holder of the Company’s four remaining fixed rate convertible promissory notes with a face value of $1,038,500 – comprised of a $550,000 6% fixed convertible secured promissory note dated July 7, 2016 (the “$550k Note”), a $50,000 10% fixed convertible commitment fee promissory note dated July 7, 2016 (the “$50k Note”), $81,000 of principal remaining on a $111,000 10% fixed convertible secured promissory note dated May 22, 2017 (the “$111k Note”), and a $357,500 10% fixed convertible note dated April 15, 2019 (the “$357.5k Note” and together with the $550k Note, the $50k Note and the $111k Note, the “Remaining Notes”) – agreed to extend the maturity date on the Remaining Notes to January 14, 2021. In exchange for the extension, the Company agreed to extend the expiration date of 3,508,333 existing warrants held by the holder (the “Extended Warrants”) from dates between July 2021 and March 2022 until March 2023. Because the fair value of consideration issued was greater than 10% of the present value of the remaining cash flows under the modified Remaining Notes, the transaction was treated as a debt extinguishment and reissuance of new debt instruments pursuant to the guidance of ASC 470-50. A loss on debt extinguishment was recorded in the amount of $126,502 in the year ended December 31, 2021, equal to the incremental fair value of the Extended Warrants before and after the modification.

On January 14, 2021, the Company and the holder of the Remaining Notes entered into a series of agreements pursuant to which (i) the holder agreed to convert the full face value of $1,038,500 and $317,096 of accrued interest on the Remaining Notes into 13,538,494 shares of common stock pursuant to the original conversion terms of the underlying notes, (ii) the holder agreed to a 180-day leak out provision, whereby, from and after January 14, 2021, it may not sell in shares of the Company’s common stock in excess of 5% of the Company’s daily trading volume for the first 90 days and 10% of the Company’s daily volume for the next 90 days, subject to certain exceptions, (iii) the holder agreed to release all security interests and share reserves related to the Remaining Notes, and (iv) the Company issued to the holder a new five-year warrant to purchase 13,538,494 shares of common stock at an exercise price of $0.30 per share. In connection with the conversion, the Company recognized a loss on debt extinguishment of $5,463,492 in the year ended December 31, 2021, representing the excess of the fair value of the shares and warrant issued at conversion over the carrying value of the host instrument and accrued interest.

Convertible Note Payable ($550,000) – July 2016

On July 7, 2016, the Company entered into a 6% fixed convertible secured promissory note with an investor with a face value of $550,000. The $550k Note and related interest was convertible into shares of common stock at the discretion of the note holder at a fixed price of $0.08 per share of the Company’s common shares and was secured by all of the Company’s assets. The $550k Note was scheduled to mature on January 14, 2021. The $550k Note was carried at fair value due to an extinguishment and reissuance recorded in 2017 and was revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The holder converted the full principal of $550,000, plus $180,129 of accrued interest, into 9,126,610 shares of common stock on January 14, 2021.

Convertible Note Payable ($50,000) – July 2016

On July 7, 2016, the Company entered into a 10% fixed convertible commitment fee promissory note with an investor with a face value of $50,000. The $50k Note was scheduled to mature on January 14, 2021. The $50k note was issued as a commitment fee payable to the Investment Agreement investor in exchange for the investor’s commitment to enter into the Investment Agreement, subject to registration of the shares underlying the Investment Agreement. The $50k Note and related interest was convertible into shares of common stock at the discretion of the note holder at a fixed price of $0.10 per share. The $50k Note was carried at fair value due to an extinguishment and reissuance recorded in 2017 and is revalued at each period end, with changes to fair value recorded to the statement of operations under “Change in Fair Value of Debt.” The holder converted the full principal of $50,000 plus $22,630 of accrued interest into 726,302 shares of common stock on January 14, 2021.

Convertible Note Payable ($111,000) – May 2017

On May 22, 2017, the Company entered into a 10% fixed convertible secured promissory note with an investor with a face value of $111,000. The $111k Note and related interest was convertible into shares of common stock at the discretion of the note holder at a fixed price of $0.15 per share and was secured by all of the Company’s assets. The Company received $100,000 net proceeds from the note after an $11,000 original issue discount. At inception, the investors were also granted a five-year warrant to purchase 133,333 shares of common stock at an exercise price of $0.75 per share. The $111k Note was scheduled to mature on January 14, 2021. On February 6, 2020, the holder of the $111k Note converted $30,000 principal on the note into 448,029 shares of common stock. In connection with the conversion, the Company recognized a loss on debt extinguishment of $25,394 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted. The holder converted the remaining principal of $81,000 plus $180,129 of accrued interest into 815,787 shares of common stock on January 14, 2021.

Convertible Note Payable ($357,500) – April 2019

On April 15, 2019, the Company issued a fixed convertible note with a face value of $357,500 (the “$357.5k Note”). The $357.5k Note had an interest rate of 10%, matured on December 31, 2020, and was convertible into common stock by the holder at any time, subject to a 9.99% beneficial ownership limitation, at a fixed conversion price per share of $0.15, or 2,383,333 shares. The holder converted the full principal of $357,500 plus $72,969 of accrued interest into 2,869,795 shares on January 14, 2021.

Convertible Note Payable ($154,000) – June 2019

On June 3, 2019, the Company issued a $154,000 convertible note (the “$154k Note”). On January 8, 2020, the holder converted the remaining unpaid principal balance of $50,000 and accrued interest of $8,572 into 968,390 shares of common stock. In connection with the conversion, the Company recognized a loss on debt extinguishment of $125,865 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($67,925) – July 2019

On July 11, 2019, the Company issued a $67,925 convertible note (the “$67.9k Note I”). During January and February 2020, the holder converted the full principal of $67,925 and accrued interest of $3,926 into 885,847 shares of common stock. In connection with the conversion, the Company recognized a loss on debt extinguishment of $55,117 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($67,925) – July 2019

On July 11, 2019, the Company issued a second $67,925 convertible note (the “$67.9k Note II”). On January 14, 2020, the Company prepaid the balance on the $67.9k Note II, including accrued interest, for a one-time cash payment of $89,152. In connection with the repayment, the Company recognized a loss on debt extinguishment of $26,890 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($78,000) – July 2019

On July 16, 2019, the Company issued a $78,000 convertible note (the “$78k Note III”). On January 23, 2020, the Company prepaid the balance on the $78k Note III, including accrued interest, for a one-time cash payment of $102,388. In connection with the repayment, the Company recognized a loss on debt extinguishment of $31,432 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($230,000) – July 2019

On July 18, 2019, the Company issued a convertible note with a face value of $230,000 (the “$230k Note”). During the first quarter of 2020, the holder converted $80,000 of principal and $4,373 of accrued interest on the note into 1,236,668 shares of Company common stock and the Company repaid principal of $150,000 and accrued interest of $9,128 for cash payments totaling $181,554. The note was retired upon these conversions and repayments. In connection with the conversions and repayments, the Company recognized a loss on debt extinguishment of $112,498 in the year ended December 31, 2020, equal to the excess of the cash payment amount and the fair value of the shares issued at conversion over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($108,947) – August 2019

On August 26, 2019, the Company issued a convertible note with a face value of $108,947 (the “$108.9k Note”). During the year ended December 31, 2020, the holder converted the full principal of $108,947 and accrued interest of $6,354 into 2,650,251 shares of Company common stock. In connection with the conversions, the Company recognized a loss on debt extinguishment of $161,617 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($103,000) – October 2019

On October 1, 2019, the Company issued a $103,000 convertible note (the “$103k Note V”). On April 3, 2020, the Company prepaid the balance on the $103k Note V, including accrued interest, for a one-time cash payment of $135,205. In connection with the repayment, the Company recognized a loss on debt extinguishment of $43,777 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($142,500) – October 2019

On October 1, 2019, the Company issued a $142,500 convertible note (the “$142.5k Note”). On August 25, 2020, the holder converted the full principal of $142,500 and accrued interest of $14,250 into 2,855,191 shares of Company common stock. In connection with the conversions, the Company recognized a loss on debt extinguishment of $305,100 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($108,947) – October 2019

On October 30, 2019, the Company issued a convertible note with a face value of $108,947 (the “$108.9k Note II”). During May and June 2020, the holder converted the full principal of $108,947 and accrued interest of $5,821 into 1,954,870 shares of Company common stock. In connection with the conversions, the Company recognized a loss on debt extinguishment of $76,895 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($128,500) – October 2019

On October 30, 2019, the Company issued a $128,500 convertible note (the “$128.5k Note”). During May and June 2020, the holder converted the full principal of $128,500 and accrued interest of $8,832 into 3,197,877 shares of Company common stock. In connection with the conversion, the Company recognized a loss on debt extinguishment of $154,248 in the year ended December 31, 2020, representing the excess of the fair value of the shares issued at conversion over the carrying value of the portion of the host instrument and the bifurcated conversion feature converted.

Convertible Note Payable ($103,000) – November 2019

On November 4, 2019, the Company issued a $103,000 convertible note (the “$103k Note VI”). On May 4, 2020, the Company prepaid the balance on the $103k Note VI, including accrued interest, for a one-time cash payment of $135,099. In connection with the repayment, the Company recognized a loss on debt extinguishment of $45,077 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($78,750) – December 2019

On December 2, 2019, the Company issued a $78,750 convertible note (the “$78.8k Note”). On June 3, 2020, the Company prepaid the balance on the $78.8k Note, including accrued interest, for a one-time cash payment of $103,359. In connection with the repayment, the Company recognized a loss on debt extinguishment of $37,554 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($131,250) – January 2020

On January 13, 2020, the Company issued a $131,250 convertible note (the “$131.3k Note”). On July 13, 2020, the Company prepaid the balance on the $131.3k Note, including accrued interest, for a one-time cash payment of $172,108. In connection with the repayment, the Company recognized a loss on debt extinguishment of $24,663 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($78,000) – January 2020

On January 16, 2020, the Company issued a $78,000 convertible note (the “$78k Note IV”). On July 20, 2020, the Company prepaid the balance on the $78k Note IV, including accrued interest, for a one-time cash payment of $102,308. In connection with the repayment, the Company recognized a loss on debt extinguishment of $9,104 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($157,500) – March 2020

On March 10, 2020, the Company issued a $157,500 convertible note (the “$157.5k Note”). On September 4, 2020, the Company prepaid the balance on the $157.5k Note, including accrued interest, for a one-time cash payment of $206,314. In connection with the repayment, the Company recognized a loss on debt extinguishment of $28,150 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($157,500) – April 2020

On April 2, 2020, the Company issued a $157,500 convertible note (the “$157.5k Note II”). On September 4, 2020, the Company prepaid the balance on the $157.5k Note, including accrued interest, for a one-time cash payment of $205,235. In connection with the repayment, the Company recognized a loss on debt extinguishment of $31,490 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($135,000) – April 2020

On April 6, 2020, the Company issued a $135,000 convertible note (the “$135k Note”). On September 4, 2020, the Company prepaid the balance on the $135k Note, including accrued interest, for a one-time cash payment of $175,592. In connection with the repayment, the Company recognized a loss on debt extinguishment of $18,479 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($83,000) – April 2020

On April 6, 2020, the Company issued an $83,000 convertible note (the “$83k Note”). On September 18, 2020, the Company prepaid the balance on the $83k Note, including accrued interest, for a one-time cash payment of $108,127. In connection with the repayment, the Company recognized a loss on debt extinguishment of $13,012 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.

Convertible Note Payable ($128,000) – April 2020

On April 30, 2020, the Company issued a $128,000 convertible note (the “$128k Note”). On September 18, 2020, the Company prepaid the balance on the $128k Note, including accrued interest, for a one-time cash payment of $165,962. In connection with the repayment, the Company recognized a loss on debt extinguishment of $21,000 in the year ended December 31, 2020, equal to the excess of the payment amount over the carrying value of the note, derivative embedded conversion feature and accrued interest.